NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
[illegible] BLACKWELL ROAD
ROCKVILLE, MD [illegible]

1- 33526

Michael S. Emen
Senior Vice President
Listing Qualifications

CERTNAS

By Facsimile and First Class Mail

August 9, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on July 13, 2007 The Nasdaq Stock Market (the "Exchange") received from Neptune Technologies & Bioressources Inc. (the "Registrant") a copy of the Registrant's application on Form 40-F 12(b) for the registration of the following security:

Common Shares

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

END